Note 23 - Share Capital - Schedule of Warrants (Details) - Series c private warrants [member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance (in shares)	1,542,858	0
Granted (in shares)	0	2,142,858
Exercised (in shares)	(1,342,858)	(600,000)
Balance (in shares)	200,000	1,542,858